Shareholder Report, Average Annual Return (Details) B812876_Direxion Daily Semiconductor Bear 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Semiconductor Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Semiconductor Bear 3X Shares NAV
Average Annual Return, Percent	(85.04%)	(74.87%)	(74.15%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
NYSE Semiconductor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Semiconductor Index
Average Annual Return, Percent	42.03%	26.41%	27.05%